Consolidated Statement of Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements of Comprehensive Income
Income tax benefit (expense) on unrealized gains (losses) arising on securities available for sale	$ 30,215	$ 28,622	$ (23,312)